Income and Social Contribution Taxes (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income and Social Contribution Taxes [Abstract]
Lease revenues	32.00%	10.00%	10.00%
Sale of farms	8.00%
Other earnings	100.00%